Income Taxes - Schedule of Effective Income Taxes Rate (Details) (10-K)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(35.00%)	(35.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(34.00%)	(34.00%)
Accrued compensation							(0.32%)	(0.89%)
Stock based compensation							4.15%	10.01%
Depreciation and amortization							0.59%	0.36%
Other							0.26%	0.09%
Change in valuation allowance							29.32%	22.65%
Effective tax rate							0.00%	0.00%